                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                               COUPON           MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES  33.7%
$     201 Federal Home Loan Mortgage                                              04/01/29 to
             Corp .........................................          6.000%          04/01/31     $      204,938
       41 Federal Home Loan Mortgage
             Corp .........................................          6.500           03/01/26             42,856
    8,630 Federal Home Loan Mortgage                                              03/01/20 to
             Corp .........................................          7.500           06/01/34          9,216,085
      730 Federal Home Loan Mortgage                                              07/01/24 to
             Corp .........................................          8.000           10/01/31            781,790
        0 Federal Home Loan Mortgage
             Corp .........................................         11.000           02/01/14                 66
   13,650 Federal Home Loan Mortgage
             Corp., January (a) ...........................          6.500                TBA         14,031,777
    6,650 Federal National Mortgage
             Association ..................................          3.920           01/01/08          6,629,441
   27,820 Federal National Mortgage
             Association ..................................          5.500           05/01/37         27,793,199
    2,825 Federal National Mortgage                                               02/01/09 to
             Association ..................................          6.000           02/01/18          2,894,613
   16,473 Federal National Mortgage                                               06/01/08 to
             Association ..................................          6.500           01/01/34         17,052,100
   34,194 Federal National Mortgage                                               08/01/14 to
             Association ..................................          7.000           06/01/35         35,962,269
   10,799 Federal National Mortgage                                               01/01/08 to
             Association ..................................          7.500           12/01/32         11,507,036
    1,268 Federal National Mortgage                                               10/01/24 to
             Association ..................................          8.000           04/01/32          1,354,507
       57 Federal National Mortgage                                               01/01/22 to
             Association (FHA/VA) .........................          8.500           09/01/24             60,720
       17 Federal National Mortgage                                               05/01/15 to
             Association ..................................         11.500           03/01/19             18,900
       86 Federal National Mortgage                                               03/01/13 to
             Association ..................................         12.000           01/01/16             96,745
   57,950 Federal National Mortgage
             Association, January (a) .....................          5.000                TBA         56,546,509
  129,950 Federal National Mortgage
             Association, January (a) .....................          5.500                TBA        129,807,835
   19,950 Federal National Mortgage
             Association, January (a) .....................          6.500                TBA         20,507,982



    8,500 Federal National Mortgage
             Association, January (a) .....................          7.000                TBA          8,842,652
    1,202 Government National Mortgage
             Association ..................................          6.000           12/15/28          1,235,557
    2,050 Government National Mortgage                                            06/15/23 to
             Association ..................................          6.500           02/15/29          2,128,837
    2,248 Government National Mortgage                                            12/15/22 to
             Association ..................................          7.000           12/15/27          2,387,428
    2,221 Government National Mortgage                                            04/15/17 to
             Association ..................................          7.500           08/15/28          2,369,199
    2,015 Government National Mortgage                                            12/15/16 to
             Association ..................................          8.000           10/15/25          2,168,394
    1,179 Government National Mortgage                                            06/15/08 to
             Association ..................................          8.500           12/15/21          1,281,020
      451 Government National Mortgage                                            12/15/17 to
             Association ..................................          9.000           12/15/19            485,482
        4 Government National Mortgage                                            01/15/10 to
             Association ..................................         11.000           11/15/20              4,820
      369 Government National Mortgage                                            01/15/13 to
             Association ..................................         12.000           06/15/15            430,715
      147 Government National Mortgage                                            05/15/10 to
             Association ..................................         12.500           06/15/15            169,557
      234 Government National Mortgage
             Association II ...............................          6.000           04/20/29            239,506
                                                                                                  --------------
TOTAL MORTGAGE BACKED SECURITIES ............................................................        356,252,535
                                                                                                  --------------

          UNITED STATES TREASURY OBLIGATIONS  28.1%
   64,100 United States Treasury Bonds ....................          5.250           11/15/28         70,545,063
    6,000 United States Treasury Bonds ....................          6.125           08/15/29          7,342,032
   14,500 United States Treasury Bonds ....................          8.125           08/15/21         19,977,157
    1,000 United States Treasury Bonds ....................          8.750           05/15/17          1,360,782
    5,000 United States Treasury Bonds (b) ................          8.750           08/15/20          7,120,705
   34,000 United States Treasury Bonds ....................          9.250           02/15/16         46,428,598
   11,000 United States Treasury Bonds ....................         12.000           08/15/13         11,575,784
   24,565 United States Treasury Notes ....................          3.875           02/15/13         25,063,989
   45,000 United States Treasury Notes ....................          4.250           11/15/14         46,437,930
   57,000 United States Treasury Notes ....................          4.750           05/15/14         60,629,304
                                                                                                  --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS ....................................................        296,481,344
                                                                                                  --------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  27.3%
    5,451 American Home Mortgage
             Assets (c) ...................................          5.094           09/25/46          4,933,792
    6,522 American Home Mortgage
             Assets (c) ...................................          5.105           06/25/47          5,981,937



    3,309 American Home Mortgage
             Assets (c) ...................................          5.165           06/25/47          2,672,562
    5,269 American Home Mortgage
             Investment Trust (c) .........................          5.105           05/25/47          4,829,579
    5,606 Bear Stearns Mortgage Funding
             Trust (c) ....................................          5.025           12/25/36          5,328,470
    5,811 Bear Stearns Mortgage Funding
             Trust (c) ....................................          5.074           01/25/37          5,328,291
    6,058 Bear Stearns Mortgage Funding
             Trust (c) ....................................          5.114           07/25/36          5,608,419
   19,870 Countrywide Alternative Loan
             Trust (c)(d) .................................          2.068           02/25/37          1,036,947
   24,705 Countrywide Alternative Loan
             Trust (c)(d) .................................          2.578           03/20/46          1,124,430
   53,477 Countrywide Alternative Loan
             Trust (c)(d) .................................          2.660           12/20/46          2,681,114
    4,394 Countrywide Alternative Loan
             Trust (c) ....................................          5.025           02/25/47          4,122,317
    5,032 Countrywide Alternative Loan
             Trust (c) ....................................          5.094           07/25/46          4,577,857
    4,330 Countrywide Alternative Loan
             Trust (c) ....................................          5.125           05/25/36          3,983,420
    4,334 Countrywide Alternative Loan
             Trust (c) ....................................          5.135           07/25/46          3,953,973
    5,978 Countrywide Home Loans (c) ......................          5.164           04/25/46          5,558,525
    6,587 DSLA Mortgage Loan
             Trust (c) ....................................          5.144           04/19/38          6,001,810
    5,336 DSLA Mortgage Loan
             Trust (c) ....................................          5.728           04/19/47          5,049,099
    2,915 Federal Home Loan Mortgage
             Corp.  (d)(e) ................................          2.972           03/15/32            280,712
    7,752 Federal Home Loan Mortgage
             Corp .........................................          5.500           04/15/27          7,827,719
    5,022 Federal Home Loan Mortgage
             Corp. (c) ....................................          5.627           03/15/34          4,922,933
    2,720 Federal Home Loan Mortgage
             Corp. (d) ....................................          6.500           05/15/33            582,191
    4,225 Federal Home Loan Mortgage
             Corp. (REMIC) (c) ............................          5.014           09/25/45          4,183,526
    2,845 Federal Home Loan Mortgage
             Corp. (STRIPS) (d) ...........................          6.000           05/01/31            589,943
    2,608 Federal Home Loan Mortgage
             Corp. (STRIPS) (d) ...........................          6.500           04/01/28            594,115
    4,402 Federal National Mortgage
             Association (d)(e) ...........................          1.534           07/25/34            259,298



    3,542 Federal National Mortgage
             Association (c) ..............................          4.740           11/25/28          3,550,393
   34,654 Federal National Mortgage
             Association (c) ..............................          4.925           12/25/36         34,041,085
    5,419 Federal National Mortgage
             Association (c) ..............................          5.065           05/25/35          5,379,670
    5,969 Federal National Mortgage
             Association (c) ..............................          5.396           12/18/32          6,009,854
    5,064 Federal National Mortgage
             Association ..................................          5.500           11/25/43          5,056,548
    5,727 Federal National Mortgage                                               11/25/32 to
             Association (d) ..............................          6.000           07/25/33            808,453
   20,250 Federal National Mortgage
             Association ..................................          6.022           11/25/10         21,036,393
   12,528 Federal National Mortgage                                               02/25/33 to
             Association (d) ..............................          6.500           05/25/33          2,741,479
       71 Federal National Mortgage
             Association (REMIC) (c) ......................          5.324           03/25/09             71,291
      477 Federal National Mortgage
             Association (REMIC) (d) ......................          6.000           08/25/32             36,161
    2,404 Federal National Mortgage
             Association (REMIC) (d) ......................          7.000           04/25/33            508,228
    2,349 Government National Mortgage
             Association (REMIC) (d)(e) ...................          2.372           05/16/32            186,543
    2,355 Government National Mortgage
             Association (REMIC) (d)(e) ...................          2.972           05/16/32            207,019
   16,524 Greenpoint Mortgage Funding
             Trust (c)(d) .................................          2.565           06/25/45            508,606
   10,808 Greenpoint Mortgage Funding
             Trust (c)(d) .................................          2.759           10/25/45            290,203
   13,471 Greenpoint Mortgage Funding
             Trust (c)(d) .................................          2.797           08/25/45            427,978
    7,047 Greenpoint Mortgage Funding
             Trust (c) ....................................          5.094           01/26/37          6,589,154
       14 Harborview Mortgage Loan                                                07/20/36 to
             Trust (f) ....................................            *             03/19/37             10,793
   18,776 Harborview Mortgage Loan
             Trust (d)(g) .................................          1.986           06/19/35            469,400
   19,521 Harborview Mortgage Loan
             Trust (d)(g) .................................          2.265           05/19/35            451,433
   29,338 Harborview Mortgage Loan
             Trust (d)(g) .................................          2.566           01/19/36            916,797
   23,929 Harborview Mortgage Loan
             Trust (d)(g) .................................          2.613           03/19/37          1,061,864
   39,153 Harborview Mortgage Loan
             Trust (d)(g) .................................          2.738           07/19/47          1,541,658



   12,273 Harborview Mortgage Loan
             Trust (d)(g) .................................          2.774           01/19/36            433,408
    4,878 Harborview Mortgage Loan
             Trust (c) ....................................          5.045           04/19/38          4,461,353
    5,344 Harborview Mortgage Loan
             Trust (c) ....................................          5.114           03/19/38          5,012,399
    6,408 Harborview Mortgage Loan
             Trust (c) ....................................          5.145           11/19/36          6,068,411
    4,937 Harborview Mortgage Loan
             Trust (c) ....................................          5.181           08/21/46          4,563,541
    9,169 Harborview Mortgage Loan
             Trust (c) ....................................          6.788           01/19/36          9,161,324
   17,117 Indymac Index Mortgage Loan
             Trust (d)(g) .................................          1.849           07/25/35            620,496
    4,439 Indymac Index Mortgage Loan
             Trust (c) ....................................          5.244           10/25/36          4,092,956
    3,615 Luminent Mortgage Trust (c) .....................          5.105           10/25/46          3,304,249
    5,535 Residential Accredit Loans,
             Inc. (c) .....................................          5.025           01/25/37          5,411,349
    5,694 Residential Accredit Loans,
             Inc. (c) .....................................          5.054           12/25/36          5,318,065
    5,356 Residential Accredit Loans,
             Inc. (c) .....................................          5.094           06/25/46          4,882,667
    7,287 Residential Accredit Loans,
             Inc. (c) .....................................          5.135           02/25/46          6,637,886
    2,121 Structured Asset Mortgage
             Investments, Inc. (c) ........................          5.054           02/25/36          1,986,226
    8,519 Structured Asset Mortgage
             Investments, Inc. (c) ........................          5.074           01/25/37          7,772,936
   13,150 Structured Asset Mortgage                                               07/25/36 to
             Investments, Inc. (c) ........................          5.094           08/25/36         12,129,509
    8,333 Washington Mutual, Inc. (c)(d)  .................          0.654           06/25/44            161,455
   15,266 Washington Mutual, Inc. (c)(d)  .................          1.226           07/25/44            286,231
   22,078 Washington Mutual, Inc. (c)(d)  .................          1.447           10/25/44            427,758
    8,401 Washington Mutual, Inc. (c) .....................          5.065           02/25/47          7,636,224
    3,242 Washington Mutual, Inc. (c) .....................          5.204           11/25/45          2,997,257
    2,919 Washington Mutual, Inc. (c) .....................          5.224           07/25/45          2,640,964
    3,664 Washington Mutual, Inc. (c) .....................          5.727           05/25/46          3,463,689
    4,545 Washington Mutual, Inc. (c) .....................          5.728           04/25/46          4,372,912
                                                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...................................................        287,757,247
                                                                                                  --------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  13.8%
    1,468 Federal Home Loan Mortgage
             Corp .........................................          5.447           07/01/34          1,503,863



    2,503 Federal Home Loan Mortgage
             Corp .........................................          6.039           08/01/34          2,550,293
    5,838 Federal National Mortgage
             Association ..................................          4.475           02/01/34          5,864,820
    2,566 Federal National Mortgage
             Association ..................................          5.258           06/01/34          2,596,685
   10,892 Federal National Mortgage
             Association ..................................          5.458           12/01/36         11,043,688
    1,279 Federal National Mortgage
             Association ..................................          5.475           07/01/34          1,291,342
    3,467 Federal National Mortgage
             Association ..................................          5.632           06/01/20          3,465,164
    5,312 Federal National Mortgage
             Association ..................................          5.813           05/01/37          5,431,643
    1,076 Federal National Mortgage
             Association ..................................          6.123           10/01/34          1,105,856
    2,142 Federal National Mortgage
             Association ..................................          6.150           12/01/32          2,184,164
    1,094 Federal National Mortgage
             Association ..................................          6.155           09/01/34          1,103,798
    1,706 Federal National Mortgage
             Association ..................................          6.339           10/01/34          1,724,309
    9,369 Federal National Mortgage
             Association ..................................          6.829           10/01/35          9,650,119
    9,436 Federal National Mortgage
             Association ..................................          6.833           12/01/35          9,718,787
    8,076 Federal National Mortgage
             Association ..................................          6.836           11/01/35          8,318,400
    7,511 Federal National Mortgage
             Association ..................................          6.867           03/01/36          7,619,374
    1,513 Federal National Mortgage
             Association ..................................          6.872           07/01/33          1,542,349
    7,926 Federal National Mortgage
             Association ..................................          6.903           03/01/36          8,038,759
    4,891 Federal National Mortgage
             Association ..................................          7.179           03/01/36          4,972,013
    4,884 Federal National Mortgage
             Association ..................................          7.242           05/01/36          4,969,738
    5,466 Federal National Mortgage
             Association ..................................          7.251           07/01/36          5,567,060
    8,200 Federal National Mortgage
             Association ..................................          7.285           05/01/36          8,418,003
    6,992 Federal National Mortgage
             Association ..................................          7.318           05/01/36          7,121,073



    9,817 Federal National Mortgage
             Association ..................................          7.340           04/01/36         10,000,115
   15,455 Federal National Mortgage
             Association ..................................          7.364           04/01/36         15,734,855
    3,871 Federal National Mortgage
             Association ..................................          7.611           03/01/36          3,953,800
                                                                                                  --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  13.8% .....................................        145,490,070
                                                                                                  --------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  9.4%
   43,000 Federal Home Loan Bank ..........................          3.000           04/15/09         42,590,167
   31,200 Federal Home Loan Mortgage
             Corp .........................................          6.625           09/15/09         32,759,002
   10,700 Federal National Mortgage
             Association ..................................          7.125           06/15/10         11,582,718
    9,155 Tennessee Valley Authority Ser G ................          7.125           05/01/30         11,949,756
                                                                                                  --------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ...........................................         98,881,643
                                                                                                  --------------

          ASSET BACKED SECURITIES  0.3%
    3,443 Federal National Mortgage
             Association (REMIC) (c) ......................          5.474           05/28/35          3,383,672
      311 Federal National Mortgage
             Association (REMIC) (c) ......................          5.485           05/28/35            310,597
                                                                                                  --------------
 TOTAL ASSET BACKED SECURITIES ..............................................................          3,694,269
                                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  112.6%
             (Cost $1,183,688,456)...........................................................      1,188,557,108
                                                                                                  --------------

SHORT-TERM INVESTMENTS  8.1%
REPURCHASE AGREEMENTS  7.6%
Banc of America Securities ($22,431,158 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated
   12/31/07, to be sold on 01/02/08 at $22,436,766) .........................................         22,431,158
Citigroup Global Markets, Inc. ($19,938,807 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.10%,
   dated 12/31/07, to be sold on 01/02/08 at $19,943,349)  ..................................         19,938,807
State Street Bank & Trust Co. ($37,271,035 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 3.90%,
   dated 12/31/07, to be sold on 01/02/08 at $37,279,110)  ..................................         37,271,035
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS  ................................................................         79,641,000
                                                                                                  --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.5%
United States Treasury Bill ($5,700,000 par, yielding 5.048%, 01/10/08
   maturity)   ..............................................................................          5,693,097
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $85,334,097) ........................................................................         85,334,097
                                                                                                  --------------



TOTAL INVESTMENTS  120.7%
  (Cost $1,269,022,553) .....................................................................      1,273,891,205

LIABILITIES IN EXCESS OF OTHER ASSETS  (20.7%)...............................................       (218,325,019)
                                                                                                  --------------

NET ASSETS  100.0%...........................................................................     $1,055,566,186
                                                                                                  --------------

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.


*    Zero coupon bond
(a)  Security purchased on a forward commitment basis.
(b)  All or a portion of this security has been physically segregated in connection with open futures or swap contracts.
(c)  Floating Rate Coupon
(d)  IO - Interest Only
(e)  Inverse Floating Rate
(f)  PO - Principal Only
(g)  Variable Rate Coupon


FHA/VA - Federal Housing Administration/Department of Veterans Affairs
REMIC - Real Estate Mortgage Investment Conduits
STRIPS - Separate Trading of Registered Interest and Principal of Securities
TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:
INTEREST RATE SWAPS

                                           PAY/
                                         RECEIVE                                 NOTIONAL
                     FLOATING RATE      FLOATING        FIXED      EXPIRATION     AMOUNT
COUNTERPARTY             INDEX            RATE          RATE          DATE         (000)         VALUE
Citibank, N.A.,
   New York ....     USD LIBOR BBA         Pay          5.228%      09/27/17     $ 19,000     $ 1,106,702
Citibank, N.A.,
   New York ....     USD LIBOR BBA         Pay          5.338       05/24/17       36,750       2,003,675
Goldman Sachs
   Capital
   Markets, L.P.     USD LIBOR BBA         Pay          5.341       05/24/17       36,900       2,038,584
JP Morgan
   Chase Bank,
   N.A .........     USD LIBOR BBA         Pay          5.065       09/11/17       37,125       1,653,107




JP Morgan
   Chase Bank,
   N.A .........     USD LIBOR BBA         Pay          5.359       05/23/17       30,000       1,693,676
JP Morgan
   Chase Bank,
   N.A .........     USD LIBOR BBA         Pay          5.720       07/19/17       56,300       5,574,121
                                                                                              -----------
                                                                                              $14,069,865
                                                                                              ===========

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:
                                                                                   UNREALIZED
                                                                                  APPRECIATION/
                                                                  CONTRACTS       DEPRECIATION

LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2008 (Current
   Notional Value of $210,250 per contract) .............             451          $   138,269
U.S. Treasury Notes 5-Year Futures, March 2008 (Current
   Notional Value of $110,281 per contract) .............           1,318            1,050,582

SHORT CONTRACTS:
EuroDollar Futures, March 2008 (Current Notional Value of
   $239,413 per contract) ...............................             144             (111,885)
EuroDollar Futures, June 2008 (Current Notional Value of
   $240,638 per contract) ...............................              83             (132,952)
EuroDollar Futures, September 2008 (Current Notional
   Value of $241,275 per contract) ......................              78             (159,126)
EuroDollar Futures, December 2008 (Current Notional
   Value of $241,575 per contract) ......................              70             (164,394)
EuroDollar Futures, March 2009 (Current Notional Value of
   $241,575 per contract) ...............................              62             (155,945)
EuroDollar Futures, June 2009 (Current Notional Value of
   $241,275 per contract) ...............................              56             (139,401)
EuroDollar Futures, September 2009 (Current Notional
   Value of $240,875 per contract) ......................              56             (131,148)
EuroDollar Futures, December 2009 (Current Notional
   Value of $240,450 per contract) ......................              37              (79,773)
EuroDollar Futures, March 2010 (Current Notional Value of
   $240,063 per contract) ...............................              28              (54,327)
EuroDollar Futures, June 2010 (Current Notional Value of
   $239,675 per contract) ...............................               6              (10,366)
EuroDollar Futures, September 2010 (Current Notional
   Value of $239,350 per contract) ......................               4               (6,261)
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $116,375 per contract) ......................             993                  543
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
   Notional Value of $113,391 per contract) .............           1,075             (813,426)
                                                              -----------          -----------
                                                                    4,461          $  (769,610)
                                                              ===========          ===========


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008